Other Receivables (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Receivables
VAT recoverable	$ 10,604,396	64,888,300	47,504,624
Deposit for loan guarantee	882,497	5,400,000	7,500,000
Others	540,108	3,304,917	3,505,541
Total Other receivables	12,027,001	73,593,217	58,510,165
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	$ 9,470,656	57,950,944	40,761,846